Label	Element	Value
Document And Entity Information [Abstract]	ck0001593547_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 29, 2017
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2017
Prospectus Date	rr_ProspectusDate	Sep. 29, 2017